Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent ETF Trust
Entity Central Index Key	0001896670
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000234286
Shareholder Report [Line Items]
Fund Name	Thrivent Small-Mid Cap Equity ETF
Class Name	Thrivent Small-Mid Cap Equity ETF
Trading Symbol	TSME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the 12 months ended September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended September 30, 2025, the Fund earned a return of 13.88%, outperforming its peer group, the Morningstar Mid-Cap Blend category which returned 7.73%. The Fund's broad-based benchmark Russell 3000® Index earned a return of 17.41% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	Russell 2500® Index	S&P MidCap 400® ESG Index
10/5/2022	$10,000	$10,000	$10,000	$10,000
10/31/2022	$10,271	$10,213	$10,254	$10,324
11/30/2022	$10,764	$10,746	$10,687	$11,013
12/31/2022	$10,200	$10,117	$10,051	$10,403
1/31/2023	$11,295	$10,814	$11,056	$11,410
2/28/2023	$11,272	$10,561	$10,797	$11,229
3/31/2023	$10,765	$10,843	$10,392	$10,709
4/30/2023	$10,459	$10,959	$10,257	$10,586
5/31/2023	$10,089	$11,001	$10,077	$10,190
6/30/2023	$11,262	$11,753	$10,935	$11,160
7/31/2023	$11,772	$12,174	$11,479	$11,696
8/31/2023	$11,456	$11,939	$11,028	$11,331
9/30/2023	$10,765	$11,370	$10,412	$10,732
10/31/2023	$9,971	$11,069	$9,780	$10,119
11/30/2023	$10,937	$12,101	$10,660	$10,978
12/31/2023	$12,022	$12,743	$11,803	$11,982
1/31/2024	$11,733	$12,884	$11,494	$11,725
2/29/2024	$12,732	$13,581	$12,119	$12,269
3/31/2024	$13,459	$14,020	$12,619	$12,950
4/30/2024	$12,514	$13,403	$11,774	$12,084
5/31/2024	$13,079	$14,036	$12,264	$12,643
6/30/2024	$13,033	$14,470	$12,080	$12,457
7/31/2024	$13,882	$14,739	$12,977	$13,286
8/31/2024	$13,806	$15,060	$12,944	$13,248
9/30/2024	$14,233	$15,372	$13,137	$13,431
10/31/2024	$14,134	$15,259	$13,015	$13,290
11/30/2024	$15,604	$16,274	$14,296	$14,450
12/31/2024	$14,296	$15,777	$13,218	$13,344
1/31/2025	$14,801	$16,275	$13,687	$13,850
2/28/2025	$14,105	$15,963	$13,045	$13,317
3/31/2025	$12,934	$15,032	$12,227	$12,604
4/30/2025	$12,790	$14,931	$11,975	$12,266
5/31/2025	$13,676	$15,877	$12,691	$12,972
6/30/2025	$14,543	$16,684	$13,277	$13,482
7/31/2025	$15,570	$17,051	$13,533	$13,684
8/31/2025	$16,162	$17,446	$14,243	$14,236
9/30/2025	$16,208	$18,048	$14,472	$14,245

Average Annual Return [Table Text Block]
Average Annual Total Returns*	1 Year	Since Inception 10/5/22
Fund (NAV)Footnote Reference1	13.88%	17.53%
Russell 3000® Index	17.41%	21.84%
Russell 2500® Index	10.16%	13.16%
S&P MidCap 400® ESG Index	6.06%	12.57%

Performance Inception Date	Oct. 05, 2022
No Deduction of Taxes [Text Block]	The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/small-mid-cap-equity-etf.html for performance results current to the most recent month-end.
AssetsNet	$ 647,723,955
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,371,061
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$647,723,955	66	80%	$2,371,061

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Industrials	26.6%
Information Technology	19.6%
Consumer Discretionary	17.7%
Financials	12.0%
Health Care	6.9%
Materials	5.9%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Bel Fuse, Inc., Class B	3.1%
FTAI Aviation Ltd.	2.7%
CECO Environmental Corp.	2.7%
Modine Manufacturing Co.	2.4%
Kyndryl Holdings, Inc.	2.3%
Labcorp Holdings, Inc.	2.2%
Turning Point Brands, Inc.	2.1%
Limbach Holdings, Inc.	2.0%
nVent Electric plc	2.0%
Celestica, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2024. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  Effective January 31, 2025, the Fund’s name changed from Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF. Additionally, the Fund no longer prioritizes identifying issuers with a demonstrated commitment to ESG policies, practices, and outcomes as a principal investment strategy, and ESG Selection Risk is no longer considered a principal risk factor.

  Effective October 3, 2025, the Fund transitioned from a semi-transparent structure, which did not disclose portfolio holdings daily, to a transparent structure, which does and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. As a result, Proxy Portfolio Risk, Tracking Error Risk, and other disclosures specific to a semi-transparent structure have been removed.

Material Fund Change Name [Text Block]

  Effective January 31, 2025, the Fund’s name changed from Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF. Additionally, the Fund no longer prioritizes identifying issuers with a demonstrated commitment to ESG policies, practices, and outcomes as a principal investment strategy, and ESG Selection Risk is no longer considered a principal risk factor.

Material Fund Change Risks Change [Text Block]

  Effective October 3, 2025, the Fund transitioned from a semi-transparent structure, which did not disclose portfolio holdings daily, to a transparent structure, which does and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. As a result, Proxy Portfolio Risk, Tracking Error Risk, and other disclosures specific to a semi-transparent structure have been removed.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2024. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

Accountant Change Statement [Text Block]	There were no changes to the Fund's auditor or disagreements with them for the year ended September 30, 2025.
Accountant Change Date	Sep. 30, 2025
Accountant Change Disagreements [Text Block]

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended September 30, 2025.
C000256748
Shareholder Report [Line Items]
Fund Name	Thrivent Core Plus Bond ETF
Class Name	Thrivent Core Plus Bond ETF
Trading Symbol	TCPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the period ended September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$25	0.39%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

For the period from February 19, 2025 (inception) to September 30, 2025, the Fund earned a return of 5.38%, outperforming its peer group, the Morningstar Intermediate Core-Plus Bond category which returned 5.35%. The Fund's broad-based benchmark Bloomberg US Aggregate Bond Index earned a return of 5.34% over the same period.

The key factors that contributed to the Fund's performance since inception include:

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg US Aggregate Bond Index
2/19/2025	$10,000	$10,000
2/28/2025	$10,177	$10,198
3/31/2025	$10,176	$10,201
4/30/2025	$10,198	$10,241
5/31/2025	$10,131	$10,168
6/30/2025	$10,299	$10,324
7/31/2025	$10,286	$10,297
8/31/2025	$10,413	$10,420
9/30/2025	$10,538	$10,534

Average Annual Return [Table Text Block]
Average Annual Total Returns*	Since Inception 2/19/25
Fund (NAV)Footnote Reference1	5.38%
Bloomberg US Aggregate Bond Index	5.34%

Performance Inception Date	Feb. 19, 2025
No Deduction of Taxes [Text Block]	The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/core-plus-bond-etf.html for performance results current to the most recent month-end.
AssetsNet	$ 248,026,092
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 440,118
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$248,026,092	378	52%	$440,118

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	30.6%
U.S. Government & Agencies	18.0%
Financials	16.9%
Consumer Staples	5.3%
Asset-Backed Securities	4.3%
Utilities	3.4%
Consumer Discretionary	3.3%
Industrials	3.1%
Technology	3.0%
Energy	2.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.5%
Short-Term Investments	1.5%

Credit Quality Explanation [Text Block]	The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, 02/15/28	3.9%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.8%
U.S. Treasury Bonds, 1.875%, 02/15/41	2.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 2.580%, 05/25/32	2.6%
Federal National Mortgage Association, 3.500%, 05/01/52	2.5%
Federal National Mortgage Association, 2.000%, 03/01/52	2.4%
Federal Home Loan Mortgage Corp., 5.500%, 11/01/54	2.3%
Federal Home Loan Mortgage Corp., 4.500%, 07/01/53	2.2%
U.S. Treasury Notes, 4.250%, 01/31/30	2.1%
Federal National Mortgage Association, 3.000%, 07/01/52	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended September 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

Accountant Change Statement [Text Block]	There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.
Accountant Change Date	Sep. 30, 2025
Accountant Change Disagreements [Text Block]

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.
C000256749
Shareholder Report [Line Items]
Fund Name	Thrivent Ultra Short Bond ETF
Class Name	Thrivent Ultra Short Bond ETF
Trading Symbol	TUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the period ended September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)
ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$12	0.20%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

For the period from February 19, 2025 (inception) to September 30, 2025, the Fund earned a return of 3.18%, outperforming its peer group, the Morningstar Ultrashort Bond category which returned 2.98%. The Fund's broad-based benchmark Bloomberg US Aggregate Bond Index earned a return of 5.34% over the same period.

The key factors that contributed to the Fund's performance since inception include:

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg US Aggregate Bond Index	Bloomberg Short-Term Government/Corporate Index
2/19/2025	$10,000	$10,000	$10,000
2/28/2025	$10,036	$10,198	$10,017
3/31/2025	$10,069	$10,201	$10,055
4/30/2025	$10,080	$10,241	$10,092
5/31/2025	$10,133	$10,168	$10,120
6/30/2025	$10,183	$10,324	$10,159
7/31/2025	$10,230	$10,297	$10,190
8/31/2025	$10,279	$10,420	$10,238
9/30/2025	$10,318	$10,534	$10,279

Average Annual Return [Table Text Block]
Average Annual Total Returns*	Since Inception 2/19/25
Fund (NAV)Footnote Reference1	3.18%
Bloomberg US Aggregate Bond Index	5.34%
Bloomberg Short-Term Government/Corporate Index	2.79%

Performance Inception Date	Feb. 19, 2025
No Deduction of Taxes [Text Block]	The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Call 800-847-4836 or visit https://www.thriventfunds.com/etfs/ultra-short-bond-etf.html for performance results current to the most recent month-end.
AssetsNet	$ 178,687,435
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 149,562
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$178,687,435	412	43%	$149,562

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.1%
Asset-Backed Securities	23.3%
Consumer Discretionary	8.5%
U.S. Government & Agencies	7.2%
Consumer Staples	6.6%
Mortgage-Backed Securities	4.4%
Industrials	3.3%
Technology	2.5%
Utilities	1.9%
Collateralized Mortgage Obligations	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	97.7%
Short-Term Investments	2.3%

Credit Quality Explanation [Text Block]	The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, 05/31/26	5.1%
U.S. Treasury Notes, 1.375%, 08/31/26	2.1%
Goldman Sachs Group, Inc., 5.593%, 04/23/28	0.9%
JPMorgan Chase & Co., 5.040%, 01/23/28	0.8%
Corebridge Financial, Inc., 3.650%, 04/05/27	0.7%
Government National Mortgage Association REMICS, Class FM, 4.450%, 09/20/43	0.6%
Morgan Stanley, 3.591%, 07/22/28	0.6%
Ford Motor Credit Co. LLC, 6.950%, 03/06/26	0.6%
Barclays plc, 5.200%, 05/12/26	0.6%
Hyundai Capital America, 5.143%, 03/25/27	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended September 30, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since February 19, 2025. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

Accountant Change Statement [Text Block]	There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.
Accountant Change Date	Sep. 30, 2025
Accountant Change Disagreements [Text Block]

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the period ended September 30, 2025.